SHARE BASED COMPENSATION (Details 6) - Nonvested shares - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 6,126,721	¥ 6,588,526	¥ 11,272,563
Total unrecognized compensation expense	¥ 1,389,270
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 6 months 15 days
Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 164,741	228,854	21,813
Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	179,186	336,869	308,577
Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	295,519	454,503	702,683
General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 5,487,275	¥ 5,568,300	¥ 10,239,490